INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets
	December 31,	December 31,
	2014	2013
Technology license	$370,000	$-
Customer relationships	2,607,000	227,000
	2,977,000	227,000
Less – accumulated amortization	(298,034)	-
Less - impairment	(2,344,420)	-
Total	$334,546	$227,000